Investments Accounted for Using the Equity Method - Summary of Ownership Interest in Equity Accounted Investments (Detail)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of significant investments in associates and joint ventures [line items]
Reporting date	--06-30
Samarco Mineracao S.A. [member]
Disclosure of significant investments in associates and joint ventures [line items]
Country of incorporation	Brazil
Principal place of business	Brazil
Principal activity	Iron ore mining
Reporting date	--12-31
Ownership interest	50.00%	50.00%
Compania Minera Antamina S.A. [member]
Disclosure of significant investments in associates and joint ventures [line items]
Country of incorporation	Peru
Principal place of business	Peru
Principal activity	Copper and zinc mining
Reporting date	--12-31
Ownership interest	33.75%	33.75%